Reconciliation to Form 5500 (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the Plan’s financial statements	$ 69,462,449	$ 63,855,280
Add refund of excess contribution payable at end of year	0	0
Less participants deemed distributed loans	(53,611)	(51,386)
Net assets available for benefits per the Plan’s Form 5500	69,408,838	$ 63,803,894
Changes in net assets available for benefits per the Plan’s financial statements
Changes in net assets available for benefits per the Plan’s financial statements	5,607,169
Add refund of excess contribution payable at end of year	0
Less refund of excess contribution payable at beginning of year	0
Change in participants deemed distributed loans at end of year	(2,225)
Change in net assets available for benefits per the Plan’s Form 5500	$ 5,604,944